Virtus Newfleet Multi-Sector Intermediate Bond Fund
Virtus Newfleet Multi-Sector Intermediate Bond Fund

Virtus Newfleet Multi-Sector Intermediate Bond Fund,

each a series of Virtus Opportunities Trust

Supplement dated March 19, 2018 to the Summary Prospectuses

and the Virtus Opportunities Trust Statutory Prospectus,

dated January 29, 2018, each as supplemented

Important Notice to Investors

Effective March 29, 2018, the changes described below will be made to the respective fund’s prospectuses.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Virtus Newfleet Multi-Sector Intermediate Bond Fund Class R6
Management Fees	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	none
Other Expenses	0.26%	[1]
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	0.84%	[2]
Less: Fee Waiver and/or Expense Reimbursement	(0.21%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.63%	[2],[3]
[1]	Restated to reflect certain contract and expense allocation changes.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[3]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.99% for Class A Shares, 1.74% for Class C Shares, 0.74% for Class I Shares, 0.60% for Class R6 Shares and 0.99% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table will be replaced with the following:

Expense Example	Share Status	1 Year	3 Years	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Fund | Class R6 | USD ($)	Sold	64	247	445	1,018

Expense Example, No Redemption	Share Status	1 Year	3 Years	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Fund | Class R6 | USD ($)	Held	64	247	445	1,018